Schedule of Domestic and Foreign Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Schedule of Income by Domestic and Foreign [Line Items]
Domestic	$ (109,702)	$ (64,320)	$ (44,664)
Foreign	(11,061)	3,329	26,281
Total	$ (120,763)	$ (60,991)	$ (18,383)